UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: December 31, 2011
Date of reporting period: March 31, 2011

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
CORE AGGREGATE FIXED INCOME FUND
Schedule of Investments	March 31, 2011 (Unaudited)

	Face
Description	Amount	Value

Mortgage-Backed Securities — 38.1%
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl AM
5.452%, 03/11/39 (A)	$200,000	$208,598
FHLMC
6.500%, 03/01/38	176,786	198,163
6.000%, 10/01/37	417,345	454,246
4.500%, 04/01/25	85,419	89,768
4.000%, 05/01/25	102,986	106,188
FNMA
6.000%, 10/01/37	49,551	53,994
5.500%, 12/01/23	62,317	67,490
5.500%, 07/01/40	709,922	760,132
5.000%, 08/01/40	467,658	490,194
4.500%, 03/01/24	160,948	169,066
4.500%, 11/01/40	99,420	101,349
4.500%, 02/01/41	499,386	509,543
4.000%, 09/01/24	184,380	189,854
4.000%, 09/01/40	221,384	218,147
4.000%, 11/01/40	98,614	97,141
3.500%, 09/01/25	190,880	191,710
3.500%, 11/01/25	98,290	98,717
GNMA
5.500%, 12/15/38	171,867	186,400
5.000%, 10/15/40	344,464	365,993
4.500%, 02/15/40	98,813	102,153
4.500%, 07/15/40	247,213	255,569
4.000%, 10/15/40	124,828	125,088
4.000%, 03/15/41	100,000	100,240
JP Morgan Chase Commercial Mortgage Securities, Ser 2005-CB11
5.335%, 08/12/37 (A)	200,000	215,543
Morgan Stanley Capital I
6.280%, 01/11/43	200,000	224,374
Morgan Stanley Capital I, Ser 2005-IQ9, Cl AJ
4.770%, 07/15/56	65,000	65,545

Total Mortgage-Backed Securities (Cost $5,656,511)		5,645,205

Corporate Bonds — 31.7%
Aerospace/Defense — 0.4%
BE Aerospace
8.500%, 07/01/18	50,000	55,500

Automotive — 0.1%
Toyota Motor Credit
4.250%, 01/11/21	15,000	14,970

Banking — 7.2%
Citigroup
5.000%, 09/15/14	100,000	104,503
Credit Suisse USA
6.500%, 01/15/12	100,000	104,621
Fifth Third Bancorp
3.625%, 01/25/16	60,000	60,013
Goldman Sachs Group
6.000%, 05/01/14	100,000	109,887
JP Morgan Chase Capital XVII
5.850%, 08/01/35	150,000	145,208
KeyCorp
5.100%, 03/24/21	30,000	29,872
Merrill Lynch
6.220%, 09/15/26	100,000	99,672
6.110%, 01/29/37	100,000	95,140
Morgan Stanley
6.625%, 04/01/18	100,000	110,067
4.750%, 04/01/14	50,000	52,137
Wachovia
5.750%, 02/01/18	75,000	82,741
Wells Fargo
4.600%, 04/01/21	50,000	49,543
Wells Fargo Capital XV
9.750%, 12/31/49 (A)	25,000	27,562

		1,070,966

Chemicals — 0.6%
Dow Chemical
2.500%, 02/15/16	35,000	33,766
Nova Chemicals
8.625%, 11/01/19	50,000	56,188

		89,954

Diversified Manufacturing — 0.4%
Textron
5.600%, 12/01/17	50,000	52,317

Electric — 1.9%
AES
8.000%, 06/01/20	50,000	54,250
Exelon Generation
5.200%, 10/01/19	25,000	25,379
National Rural Utilities
Cooperative Finance
10.375%, 11/01/18	50,000	68,365
Public Service of Colorado
4.875%, 03/01/13	75,000	79,839
Southern Power
6.250%, 07/15/12	50,000	53,072

		280,905

Food And Beverage — 0.4%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	50,000	61,609

Gaming — 0.4%
Scientific Games International
9.250%, 06/15/19	50,000	55,125

Health Insurance — 0.6%
Coventry Health Care
5.950%, 03/15/17	50,000	51,925
UnitedHealth Group
3.875%, 10/15/20	10,000	9,539
WellPoint
4.350%, 08/15/20	25,000	24,989

		86,453

Healthcare — 1.5%
CareFusion
6.375%, 08/01/19	20,000	22,393
Covidien International Finance
6.000%, 10/15/17	50,000	57,062
HCA
7.875%, 02/15/20	50,000	54,625
Hospira
6.050%, 03/30/17	75,000	83,220

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
CORE AGGREGATE FIXED INCOME FUND
Schedule of Investments	March 31, 2011 (Unaudited)

	Face
Description	Amount	Value

Healthcare (continued)
Quest Diagnostics
3.200%, 04/01/16	$10,000	$9,951

		227,251

Independent — 0.8%
EOG Resources
4.100%, 02/01/21	40,000	38,804
Plains Exploration & Production
8.625%, 10/15/19	50,000	55,875
Talisman Energy
7.750%, 06/01/19	25,000	30,552

		125,231

Integrated — 1.0%
Marathon Oil
5.900%, 03/15/18	46,000	51,758
Marathon Petroleum
5.125%, 03/01/21 (B)	30,000	30,298
Petrobras International Finance - Pifco
5.375%, 01/27/21	45,000	45,361
Total Capital
4.125%, 01/28/21	20,000	19,881

		147,298

Life — 1.5%
Genworth Financial
7.625%, 09/24/21	10,000	10,050
5.750%, 06/15/14	100,000	103,100
Hartford Financial Services Group
4.625%, 07/15/13	50,000	52,184
Prudential Financial
7.375%, 06/15/19	50,000	58,798

		224,132

Media Cable — 0.7%
Comcast
5.850%, 11/15/15	50,000	55,736
DIRECTV Holdings
7.625%, 05/15/16	50,000	55,184

		110,920

Metals and Mining — 2.6%
ArcelorMittal
9.850%, 06/01/19	25,000	31,766
Cliffs Natural Resources
4.875%, 04/01/21	25,000	24,707
Consol Energy
8.250%, 04/01/20	50,000	55,688
Freeport-McMoRan Copper
8.375%, 04/01/17	100,000	110,381
Rio Tinto Alcan
6.125%, 12/15/33	50,000	52,912
United States Steel
7.375%, 04/01/20	50,000	52,625
Vale Overseas
6.875%, 11/21/36	50,000	53,368

		381,447

Non Captive Diversified — 1.9%
General Electric Capital
5.450%, 01/15/13	210,000	224,661
General Electric Capital
5.300%, 02/11/21	50,000	50,880

		275,541

Property & Casualty — 0.5%
Allstate
6.125%, 05/15/37 (A)	25,000	25,375
Progressive
6.700%, 06/15/37 (A)	50,000	52,817

		78,192

Paper — 0.5%
Boise Paper Holdings
8.000%, 04/01/20	50,000	54,250
International Paper
7.950%, 06/15/18	15,000	18,072

		72,322

Pharmaceuticals — 0.8%
Sanofi-Aventis
1.625%, 03/28/14	30,000	29,973
Watson Pharmaceuticals
6.125%, 08/15/19	75,000	83,437

		113,410

Pipelines — 1.0%
CenterPoint Energy Resources
4.500%, 01/15/21 (B)	15,000	14,732
NuStar Logistics
4.800%, 09/01/20	50,000	49,273
Plains All American Pipeline
8.750%, 05/01/19	25,000	31,324
Williams Partners
6.300%, 04/15/40	50,000	52,099

		147,428

Refining — 0.3%
Valero Energy
6.625%, 06/15/37	50,000	50,555

REITS — 0.7%
HCP
6.700%, 01/30/18	50,000	55,493
Hospitality Properties Trust
7.875%, 08/15/14	25,000	27,947
Simon Property Group
5.650%, 02/01/20	25,000	26,969

		110,409

Retailers — 1.2%
CVS Caremark
6.250%, 06/01/27	25,000	27,454
Home Depot
5.875%, 12/16/36	50,000	49,863
Wal-Mart Stores
3.250%, 10/25/20	100,000	93,598

		170,915

Sovereigns — 1.1%
Brazilian Government International Bond
5.625%, 01/07/41	100,000	98,750
Mexican Government International Bond
5.625%, 01/15/17	55,000	60,940

		159,690

Technology — 1.0%
Analog Devices
3.000%, 04/15/16	15,000	14,957
DuPont Fabros Technology
8.500%, 12/15/17	50,000	55,312

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
CORE AGGREGATE FIXED INCOME FUND
Schedule of Investments	March 31, 2011 (Unaudited)

	Face
	Amount/
Description	Shares	Value

Technology (continued)
Equifax
4.450%, 12/01/14	$50,000	$52,867
Motorola
6.000%, 11/15/17	25,000	27,398

		150,534

Tobacco — 0.5%
Altria Group
10.200%, 02/06/39	50,000	71,146

Wireless — 1.4%
America Movil
5.000%, 10/16/19	100,000	103,480
CC Holdings GS V
7.750%, 05/01/17 (B)	50,000	54,750
Nextel Communications
7.375%, 08/01/15	50,000	50,437

		208,667

Wirelines — 0.7%
Verizon Communications
1.950%, 03/28/14	100,000	100,156

Total Corporate Bonds (Cost $4,787,715)		4,693,043

U.S. Treasury Obligations — 22.3%
U.S. Treasury Bond
4.375%, 05/15/40	350,000	342,235
U.S. Treasury Notes
3.625%, 02/15/21	100,000	101,422
2.750%, 02/28/18	100,000	99,242
2.125%, 02/29/16	810,000	807,469
1.375%, 02/15/13	700,000	708,285
1.000%, 01/15/14	1,250,000	1,244,044

Total U.S. Treasury Obligations (Cost $3,329,969)		3,302,697

Asset-Backed Securities — 3.0%
CenterPoint Energy Transition Bond, Ser 2008-A, Cl A1
4.192%, 02/01/20	109,471	117,031
Citibank Credit Card Issuance Trust, Ser 2003-A10
4.750%, 12/10/15	100,000	108,227
Discover Card Master Trust, Ser 2007-A1, Cl A1
5.650%, 03/16/20	100,000	112,336
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl A
3.960%, 04/15/19	100,000	103,595

Total Asset-Backed Securities (Cost $453,699)		441,189

U.S. Government Agency Obligations — 3.7%
Ally Financial
1.750%, 10/30/12	150,000	152,570
FHLMC
1.750%, 09/10/15	65,000	63,867
1.375%, 02/25/14	250,000	250,292
FNMA
2.375%, 04/11/16	75,000	74,851

Total U.S. Government Agency Obligations (Cost $543,748)		541,580

Municipal Bonds — 0.4%
Los Angeles Community College District
6.750%, 08/01/49	25,000	26,303
Los Angeles Department of Water & Power
6.603%, 07/01/50	10,000	10,465
San Francisco City & County Public Utilities Commission
6.950%, 11/01/50	25,000	26,580

Total Municipal Bonds (Cost $62,991)		63,348

Cash Equivalent — 0.1%
Union Bank Institutional Trust III
0.020% (C)	16,857	16,857

Total Investments — 99.3% (Cost $14,851,490)†		$14,703,919

Percentages are based on Net Assets of $14,803,145.

†	At March 31, 2011, the tax basis cost of the Fund’s investments was $14,851,490 and the unrealized appreciation and depreciation were $60,403 and ($207,974), respectively.

(A)	Variable rate security — Rate disclosed is the rate in effect on March 31, 2011.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate shown is the 7-day effective yield as of March 31, 2011.

Cl	— Class

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

REITS	— Real Estate Investment Trusts

Ser	— Series
The summary of inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$5,645,205	$—	$5,645,205
Corporate Bonds	—	4,693,043	—	4,693,043
U.S. Treasury Obligations	—	3,302,697	—	3,302,697
Asset-Backed Securities	—	441,189	—	441,189
U.S. Government Agency Obligations	—	541,580	—	541,580
Municipal Bonds	—	63,348	—	63,348
Cash Equivalent	16,857	—	—	16,857

Total Investments in Securities	$16,857	$14,687,062	$—	$14,703,919

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
CORE AGGREGATE FIXED INCOME FUND
Schedule of Investments	March 31, 2011 (Unaudited)

For the period ending March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

AVA-QH-001-0200

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
HIGH YIELD BOND FUND
Schedule of Investments	March 31, 2011 (Unaudited)

	Face
Description	Amount	Value

Corporate Bonds — 98.4%
Aerospace/Defense — 2.1%
BE Aerospace
8.500%, 07/01/18	$125,000	$138,750
Bombardier
7.750%, 03/15/20 (B)	175,000	190,969

		329,719

Automotive — 2.5%
Dana Holding
6.750%, 02/15/21	25,000	25,125
6.500%, 02/15/19	25,000	25,000
Ford Motor Credit
8.125%, 01/15/20	175,000	200,774
Goodyear Tire & Rubber
8.750%, 08/15/20	125,000	138,438

		389,337

Banking — 1.9%
Capital One Capital VI
8.875%, 05/15/40	175,000	185,719
Citigroup Capital XXI
8.300%, 12/21/57 (A)	100,000	104,500

		290,219

Building Materials — 0.7%
Masco
7.125%, 03/15/20	100,000	103,658

Chemicals — 4.5%
Huntsman International
8.625%, 03/15/21 (B)	200,000	219,000
Lyondell Chemical
11.000%, 05/01/18	125,000	140,938
Nova Chemicals
8.625%, 11/01/19	100,000	112,375
Polypore International
7.500%, 11/15/17 (B)	125,000	131,875
Vertellus Specialties
9.375%, 10/01/15 (B)	100,000	107,250

		711,438

Construction Machinery — 1.1%
Case New Holland
7.875%, 12/01/17 (B)	125,000	139,531
RSC Equipment Rental
8.250%, 02/01/21 (B)	25,000	26,125

		165,656

Consumer Cyclical Services — 1.2%
Garda World Security
9.750%, 03/15/17 (B)	100,000	108,250
ServiceMaster
10.750%, 07/15/15 (B)	75,000	80,063

		188,313

Consumer Products — 1.6%
ACCO Brands
10.625%, 03/15/15	100,000	113,250
Spectrum Brands Holdings
9.500%, 06/15/18 (B)	125,000	138,437

		251,687

Diversified Manufacturing — 0.7%
CPM Holdings
10.875%, 09/01/14 (B)	100,000	108,500

Electric — 3.5%
AES
8.000%, 06/01/20	125,000	135,625
Calpine
7.875%, 07/31/20 (B)	125,000	133,437
Edison Mission Energy
7.000%, 05/15/17	50,000	40,375
Energy Future Holdings
10.000%, 01/15/20	50,000	53,234
GenOn Energy
9.500%, 10/15/18 (B)	75,000	78,375
NRG Energy
7.375%, 01/15/17	100,000	104,500

		545,546

Entertainment — 0.5%
AMC Entertainment Holdings
9.750%, 12/01/20 (B)	75,000	80,625

Food And Beverage — 2.3%
Bakkavor Finance 2
8.250%, 02/15/18	100,000	150,011
Blue Merger Sub
7.625%, 02/15/19 (B)	75,000	76,406
R&R Ice Cream
8.375%, 11/15/17	100,000	138,137

		364,554

Gaming — 6.5%
Ameristar Casinos
7.500%, 04/15/21 (B)	75,000	74,344
CityCenter Holdings
10.750%, 01/15/17 (B)	100,000	103,750
MGM Resorts International
11.125%, 11/15/17	125,000	143,750
6.625%, 07/15/15	100,000	95,250
Mohegan Tribal Gaming Authority
11.500%, 11/01/17 (B)	75,000	76,500
8.000%, 04/01/12	50,000	44,875
Peermont Global Pty
7.750%, 04/30/14	100,000	128,220
Scientific Games International
9.250%, 06/15/19	100,000	110,250
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (B)	100,000	106,250
Wynn Las Vegas
7.875%, 11/01/17	125,000	134,687

		1,017,876

Healthcare — 6.4%
Biomet
10.375%, 10/15/17	100,000	110,375
Care UK Health & Social Care
9.750%, 08/01/17	100,000	162,043
Crown Newco 3
7.000%, 02/15/18	100,000	164,073
HCA
7.875%, 02/15/20	75,000	81,938
5.750%, 03/15/14	100,000	102,375
HCA Holdings
7.750%, 05/15/21 (B)	50,000	52,375
Omnicare
7.750%, 06/01/20	100,000	106,500
Prospect Medical Holdings
12.750%, 07/15/14	125,000	141,875

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
HIGH YIELD BOND FUND
Schedule of Investments	March 31, 2011 (Unaudited)

	Face
Description	Amount	Value

Healthcare (continued)
STHI Holding
8.000%, 03/15/18 (B)	$75,000	$78,000

		999,554

Home Construction — 1.0%
Lennar
6.500%, 04/15/16	150,000	150,750

Independent — 6.3%
Chesapeake Energy
6.125%, 02/15/21	100,000	103,375
Connacher Oil and Gas
10.250%, 12/15/15 (B)	100,000	106,500
Denbury Resources
8.250%, 02/15/20	175,000	196,437
Linn Energy
7.750%, 02/01/21 (B)	175,000	187,688
MEG Energy
6.500%, 03/15/21 (B)	75,000	76,312
OPTI Canada
9.750%, 08/15/13 (B)	75,000	75,563
Petrohawk Energy
7.250%, 08/15/18	75,000	77,625
Plains Exploration & Production
8.625%, 10/15/19	100,000	111,750
6.625%, 05/01/21	50,000	50,062

		985,312

Industrial Other — 3.5%
Exova
10.500%, 10/15/18	100,000	168,260
Obrascon Huarte
8.750%, 03/15/18	100,000	142,210
Thermadyne Holdings
9.000%, 12/15/17 (B)	75,000	79,594
Viskase
9.875%, 01/15/18 (B)	125,000	135,313

		525,377

Life — 0.5%
Genworth Financial
6.150%, 11/15/66 (A)	100,000	79,750

Lodging — 1.9%
Felcor Lodging
10.000%, 10/01/14	100,000	114,750
Host Hotels & Resorts
6.000%, 11/01/20	75,000	74,062
Wyndham Worldwide
7.375%, 03/01/20	100,000	110,498

		299,310

Media Cable — 2.9%
Cablevision Systems
8.625%, 09/15/17	100,000	111,750
CCO Holdings
7.000%, 01/15/19	75,000	77,250
Insight Communications
9.375%, 07/15/18 (B)	100,000	111,500
Musketeer GmbH
9.500%, 03/15/21	100,000	148,395

		448,895

Media Noncable — 4.2%
Cengage Learning Acquisitions
13.250%, 07/15/15 (B)	100,000	105,500
Cengage Learning Holdings
13.750%, 07/15/15 (B)	25,000	26,250
Citadel Broadcasting
7.750%, 12/15/18 (B)	35,000	38,106
Clear Channel Communications
10.750%, 08/01/16	75,000	71,813
Clear Channel Worldwide Holdings
9.250%, 12/15/17	100,000	109,750
Intelsat Luxembourg
11.500%, 02/04/17	232,031	255,814
LBI Media
9.250%, 04/15/19 (B)	75,000	75,562

		682,795

Metals and Mining — 3.1%
Consol Energy
8.250%, 04/01/20	150,000	167,063
Steel Dynamics
7.625%, 03/15/20	75,000	80,812
United States Steel
7.375%, 04/01/20	125,000	131,563
Vedanta Resources
9.500%, 07/18/18 (B)	100,000	110,000

		489,438

Non Captive Consumer — 0.6%
American General Finance
5.850%, 06/01/13	100,000	98,250

Non Captive Diversified — 2.4%
Ally Financial
7.500%, 09/15/20 (B)	150,000	160,687
CIT Group
7.000%, 05/01/15	100,000	101,125
International Lease Finance
8.250%, 12/15/20	110,000	120,725

		382,537

Oil Field Services — 1.5%
CHC Helicopter
9.250%, 10/15/20 (B)	150,000	155,250
McJunkin Red Man
9.500%, 12/15/16 (B)	75,000	76,312

		231,562

Packaging — 4.3%
Ardagh Packaging Finance
7.375%, 10/15/17	100,000	145,398
Berry Plastics
9.500%, 05/15/18	100,000	100,000
Consol Glass
7.625%, 04/15/14	100,000	143,450
Packaging Dynamics
8.750%, 02/01/16 (B)	75,000	77,063
Pretium Packaging
11.500%, 04/01/16 (B)	75,000	76,125
Reynolds Group Issuer
7.125%, 04/15/19 (B)	125,000	128,750

		670,786

Paper — 3.5%
Cascades
7.750%, 12/15/17	100,000	106,125
Georgia-Pacific
5.400%, 11/01/20 (B)	75,000	74,197

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
HIGH YIELD BOND FUND
Schedule of Investments	March 31, 2011 (Unaudited)

	Face
Description	Amount	Value

Paper (continued)
Potlatch
7.500%, 11/01/19	$200,000	$213,000
Verso Paper Holdings
11.375%, 08/01/16	75,000	79,875
8.750%, 02/01/19 (B)	75,000	78,375

		551,572

Pharmaceuticals — 2.9%
Mylan
7.625%, 07/15/17 (B)	175,000	189,219
6.000%, 11/15/18 (B)	25,000	25,125
Valeant Pharmaceuticals International
6.750%, 10/01/17 (B)	100,000	99,000
6.500%, 07/15/16 (B)	150,000	148,875

		462,219

Pipelines — 2.0%
Energy Transfer Equity
7.500%, 10/15/20	100,000	109,250
Genesis Energy
7.875%, 12/15/18 (B)	100,000	101,250
Sabine Pass LNG
7.500%, 11/30/16	100,000	103,250

		313,750

Railroads — 1.7%
Florida East Coast Railway
8.125%, 02/01/17 (B)	75,000	78,656
RailAmerica
9.250%, 07/01/17	175,000	194,469

		273,125

Retailers — 4.8%
Asbury Automotive Group
8.375%, 11/15/20 (B)	75,000	78,375
Giraffe Acquisition
9.125%, 12/01/18 (B)	150,000	146,250
JC Penney
7.400%, 04/01/37	150,000	143,625
QVC
7.375%, 10/15/20 (B)	150,000	157,125
Rent-A-Center
6.625%, 11/15/20 (B)	125,000	123,750
Rite Aid
9.750%, 06/12/16	100,000	111,500

		760,625

Technology — 7.8%
CommScope
8.250%, 01/15/19 (B)	75,000	78,750
DuPont Fabros Technology
8.500%, 12/15/17	100,000	110,625
First Data
10.550%, 09/24/15	50,000	52,063
8.875%, 08/15/20 (B)	75,000	82,688
Freescale Semiconductor
10.750%, 08/01/20 (B)	75,000	84,562
Interactive Data
10.250%, 08/01/18 (B)	100,000	112,000
Iron Mountain
8.750%, 07/15/18	100,000	105,750
Jabil Circuit
5.625%, 12/15/20	200,000	199,750
MEMC Electronic Materials
7.750%, 04/01/19 (B)	75,000	77,156
Seagate HDD Cayman
6.875%, 05/01/20 (B)	75,000	75,187
SunGard Data Systems
7.375%, 11/15/18 (B)	100,000	102,750
Trans Union
11.375%, 06/15/18 (B)	125,000	143,438

		1,224,719

Wireless — 4.0%
Cricket Communications
7.750%, 10/15/20	100,000	101,000
Digicel Group
8.875%, 01/15/15 (B)	125,000	130,813
NII Capital
7.625%, 04/01/21	50,000	51,375
Sprint Capital
6.900%, 05/01/19	150,000	155,625
Vimpel Communications Via VIP
Finance Ireland
7.748%, 02/02/21 (B)	75,000	79,125
Wind Acquisition Finance
11.750%, 07/15/17 (B)	100,000	115,500

		633,438

Wirelines — 4.0%
Cincinnati Bell
8.375%, 10/15/20	150,000	147,750
Equinix
8.125%, 03/01/18	100,000	108,750
Frontier Communications
8.500%, 04/15/20	100,000	108,875
Global Crossing UK Finance
10.750%, 12/15/14	100,000	104,500
Level 3 Financing
10.000%, 02/01/18	75,000	75,469
Windstream
8.125%, 09/01/18	75,000	80,437

		625,781

Total Investments — 98.4% (Cost $15,211,450)†		$15,436,673

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2011, is as follows:

						Unrealized
	Maturity	Currency to		Currency to		Appreciation
Counterparty	Date	Deliver		Receive		(Depreciation)

JPMorgan Chase	4/28/11	GBP	413,500	USD	664,368	$1,124
JPMorgan Chase	4/29/11	EUR	599,500	USD	846,134	(2,832)

						$(1,708)

EUR	Euro

GBP	British Pounds

USD	U.S. Dollar

Percentages are based on Net Assets of $15,686,122.

†	At March 31, 2011, the tax basis cost of the Fund’s investments was $15,211,450 and the unrealized appreciation and depreciation were $279,543 and ($54,320), respectively.

THE ADVISORS’ INNER CIRCLE FUND	AVIVA INVESTORS FUNDS
HIGH YIELD BOND FUND
Schedule of Investments	March 31, 2011 (Unaudited)

(A)	Variable rate security — Rate disclosed is the rate in effect on March 31, 2011.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

As of March 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820.

For the period ending March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

AVA-QH-001-0200

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: May 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: May 31, 2011

By (Signature and Title)	/s/ Michael Lawson

Michael Lawson
Treasurer, Controller & CFO

Date: May 31, 2011